Stockholders' Equity	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Stockholders Equity Note [Abstract]
Stockholders' Equity

Note 10. Stockholders’ Equity

As of March 31, 2020 and December 31, 2020, 1,350,000,000 shares, $0.0001 par value per share are authorized, of which, 1,000,000,000 shares are designated as Class A Common Stock, 250,000,000 shares are designated as Class B Common Stock, and 100,000,000 shares are designated as Preferred Stock.

Common Stock

Holders of the common stock are entitled to dividends when, as, and if, declared by the Board, subject to the rights of the holders of all classes of stock outstanding having priority rights to dividends. As of March 31, 2021, the Company had not declared any dividends. The holder of each share of Class A Common Stock is entitled to one vote, and the holder of each share of Class B Common Stock is entitled to ten votes.

In March 2021, the Company completed an underwritten public offering of shares of its Class A Common Stock and issued 11,960,000 shares for an aggregate purchase price of $462.9 million, net of issuance costs of $15.5 million (the “March 2021 Public Offering”).

Legacy QuantumScape Series F Convertible Preferred Stock

In May 2020 and September 2020, Legacy QuantumScape and VGA entered into a Series F Preferred Stock Purchase Agreement and related agreements and amendments thereto, and in August 2020, Legacy QuantumScape and several new and existing investors entered into Series F Preferred Stock Purchase Agreements and related agreements thereto, pursuant to which Legacy QuantumScape agreed to sell, and VGA and other investors agreed to purchase, up to an aggregate 14,684,843 shares of Legacy QuantumScape Series F Preferred Stock at $26.4218 per share for an aggregate purchase price of $388 million (together with the Series F Closing Agreement below, the “Series F Preferred Stock Purchase Agreements”). The Series F Preferred Stock Purchase Agreement with VGA, as amended, contains provisions pursuant to which, if the relevant closing of such Series F Preferred Stock Purchase Agreement (in whole or in part) occurred only after effectiveness of the Business Combination, VGA agreed to purchase, and Kensington agreed to issue, instead of the relevant number of shares of Legacy QuantumScape Series F Preferred Stock to be purchased at such closing, such number of shares of Class A Common Stock as would have been issued in the Business Combination in exchange for such shares of Legacy QuantumScape Series F Preferred Stock if they had been outstanding prior to the Business Combination.

Pursuant to the terms of the Series F Preferred Stock Purchase Agreements Legacy QuantumScape issued 7,115,335 shares of Series F Preferred Stock for an aggregate purchase price of $188.0 million, net of issuance costs of $11.5 million, concurrent with the closing of the Business Combination, and the Company issued 15,221,334 shares of Class A Common Stock to VGA for $100.0 million on December 1, 2020. On March 30, 2021, the Company, Legacy QuantumScape, and VGA entered into a Series F Closing Agreement for the Company to issue to VGA an additional 15,221,334 shares of Class A Common Stock (the “Second Closing VGA Shares”) for $100.0 million based on the Company’s achievement of the specified technical milestone. This represents the second and final closing pursuant to the Series F Preferred Stock Purchase Agreements. The required technical milestone was completed as of March 31, 2021 and we received the $100 million in financing subsequent to quarter-end upon the date of expiration of the Hart-Scott-Rodino Antitrust Improvements Act (“HSR”) waiting period. Refer to Note 13 for additional information.

The Company concluded that the firm commitment to issue the tranche shares to VGA and the other investors met the definition of a freestanding financial instrument (as described in Note 5). Prior to the Business Combination, as the underlying convertible preferred shares of the outstanding tranche liabilities were redeemable outside the control of the Company, the fair value of the tranche liabilities was reported on the Legacy QuantumScape’s balance sheets as a long-term liability, and the change in fair value was recorded in other expense in the Condensed Consolidated Statements of Operations and Comprehensive Loss during the year ended December 31, 2020. Upon consummation of the Business Combination, the tranche liabilities were reclassified to additional paid-in capital. Therefore, there was no further adjustment to the fair value of the liability in the three months ended March 31, 2021. The tranche liability was not outstanding for the three months ended March 31, 2020.

Equity Incentive Plans

Prior to the Business Combination, the Company maintained its 2010 Equity Incentive Plan (the “2010 Plan”), under which the Company granted options and restricted share units to purchase or directly issue shares of common stock to employees, directors, and non-employees.

Upon the Closing, awards under the 2010 Plan were converted at the Exchange Ratio and assumed into the 2020 Equity Incentive Award Plan (the “2020 Plan”, and together with the 2010 Plan, the “Plans”). The 2020 Plan permits the granting of awards in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted shares, restricted share units and performance awards to employees, directors, and non-employees.

As of March 31, 2021, 41,500,000 shares of Class A Common Stock are authorized for issuance pursuant to awards under the 2020 Plan, plus any shares of Class A Common Stock subject to stock options, restricted stock units or other awards that were assumed in the Business Combination and terminate as a result of being unexercised or are forfeited or repurchased by the Company, with the maximum number of shares to be added to the 2020 Plan equal to 69,846,580 shares of Class A Common Stock.

Options may be granted at a price per share not less than 100% of the fair market value at the date of grant. If the option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of the common stock on the grant date. Options granted generally vest over a period of four years and have ten-year contractual terms.

Stock Options

Stock option activity under the Plans during the three months ended March 31, 2021 is as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic value (in thousands)
Balance as of December 31, 2020	55,316,336	$1.62	5.77
Cancelled and forfeited	(366,724)	2.34	—
Exercised	(2,884,549)	0.30	—

Balance as of March 31, 2021	52,065,063	$1.69	5.77	$2,242,170

Vested and exercisable -March 31, 2021	41,102,851	$1.26	5.04	$1,787,418

There were no options granted during the three months ended March 31, 2021 or March 31, 2020.

The aggregate intrinsic value of options exercised during the three months ended March 31, 2021 and 2020 was $130.6 million and $0.03 million, respectively.

Additional information regarding options outstanding at March 31, 2021, is as follows:

Range of Exercise Price per Share	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$0.11 - $0.64	7,910,607	$0.49	1.73
$1.05 - $1.35	27,952,167	1.25	5.34
$2.38	13,515,675	2.38	8.32
$6.23	2,686,614	6.23	9.43

	52,065,063	$1.69	5.77

Stock-based compensation expense is based on the grant-date fair value. The Company recognizes compensation expense for all stock-based awards on a straight-line basis over the requisite service period of the awards, which is generally the option vesting term of four years.

As of March 31, 2021, the Company had stock-based compensation of $18.8 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 3.0 years.

Restricted Stock Units

Restricted stock unit activity under the Plans are as follows:

	Number of Restricted Stock Units	Weighted Average grant date fair value
Balance as of December 31, 2020	13,913,076	$8.94
Granted	351,584	46.89
Vested	(2,014,071)	4.83
Forfeited	(347,189)	6.62

Balance as of March 31, 2021	11,903,400	$10.83

The fair value of restricted stock units which vested during the three months ended March 31, 2021 was $110.0 million. Of the restricted stock units that vested during the three months ended March 31, 2021, 569,752 shares were not issued as of March 31, 2021. These shares will be issued upon receipt of HSR clearance. No restricted stock units vested during the three months ended March 31, 2020. There were no restricted stock units granted prior to August 2020.

As of March 31, 2021, unrecognized compensation costs related to restricted stock units granted were $122.0 million and are expected to be recognized over a weighted average period of 3.3 years.

Total stock-based compensation expense recognized in the accompanying Condensed Consolidated Statements of Operations and Comprehensive Loss for all equity awards is as follows (amounts in thousands):

	Three Months Ended March 31,
	2021	2020
Research and development	$6,367	$1,356
General and administrative	5,309	841

Total stock-based compensation expense	$11,676	$2,197

11. Stockholders’ Equity

As of December 31, 2020, 1,350,000,000 shares, $0.0001 par value per share are authorized, of which, 1,000,000,000 shares are designated as Class A Common Stock, 250,000,000 shares are designated as Class B Common Stock, and 100,000,000 shares are designated as Preferred Stock.

Common Stock

Holders of the common stock are entitled to dividends when, as, and if, declared by the Company’s Board of Directors, subject to the rights of the holders of all classes of stock outstanding having priority rights to dividends. As of December 31, 2020, the Company had not declared any dividends. The holder of each share of Class A Common Stock is entitled to one vote, and the holder of each share of Class B Common Stock is entitled to ten votes. All common stock outstanding as of December 31, 2020 consists of 207,769,091 Class A Common Stock and 156,224,614 Class B Common Stock.

Legacy QuantumScape Series F Convertible Preferred Stock

As further described in Note 6 (Fair Value), in May 2020 and September 2020, Legacy QuantumScape and VGA entered into a Series F Preferred Stock Purchase Agreement and related agreements and amendments thereto, and in August 2020, Legacy QuantumScape and several new and existing investors entered into Series F Preferred Stock Purchase Agreements and related agreements thereto, pursuant to which Legacy QuantumScape agreed to sell, and VGA and other investors agreed to purchase, up to an aggregate 14,684,843 shares of Legacy QuantumScape Series F Preferred Stock at $26.4218 per share for an aggregate purchase price of $388 million (the “Series F Preferred Stock Purchase Agreements”). As previously mentioned, the Series F Preferred Stock Purchase Agreement with VGA, as amended, contains provisions pursuant to which, if the relevant closing of such Series F Preferred Stock Purchase Agreement (in whole or in part) occur only after effectiveness of the Business Combination, VGA agreed to purchase, and Kensington agreed to issue, instead of the relevant number of shares of Legacy QuantumScape Series F Preferred Stock to be purchased at such closing, such number of shares of Class A Common Stock as would have been issued in the Business Combination in exchange for such shares of Legacy QuantumScape Series F Preferred Stock if they had been outstanding prior to the Business Combination.

Pursuant to the terms of the Series F Preferred Stock Purchase Agreements Legacy QuantumScape issued 7,115,335 shares of Series F Preferred Stock for an aggregate purchase price of $188.0 million, net of issuance costs of $11.5 million, concurrent with the closing of the Business Combination, and the Company issued 15,221,334 shares of Class A Common Stock to VGA for $100.0 million on December 1, 2020. As of December 31, 2020, VGA’s commitment to purchase 15,221,334 shares of Class A Common Stock for $100.0 million subject to certain conditions including the achievement of a specified technical milestone by March 31, 2021, is outstanding.

The Company concluded that the firm commitment to issue the tranche shares to VGA and the other investors met the definition of a freestanding financial instrument (as described in Note 6). Prior to the Business Combination, as the underlying convertible preferred shares of the outstanding tranche liabilities were redeemable outside the control of the Company, the fair value of the tranche liabilities was reported on the Legacy QuantumScape’s balance sheets as a long-term liability, and the change in fair value was recorded in other expense in the Consolidated Statements of Operations and Comprehensive Loss. Upon consummation of the Business Combination, the tranche liabilities were reclassified to additional paid-in capital.

Equity Incentive Plans

Prior to the Business Combination, the Company maintained its 2010 Equity Incentive Plan (the 2010 Plan), under which the Company granted options and restricted share units to purchase or directly issue shares of common stock to employees, directors, and non-employees.

Upon closing of the Business Combination, awards under the 2010 Plan were converted at the Exchange Ratio and assumed into the 2020 Equity Incentive Award Plan (the 2020 Plan). The 2020 Plan permits the granting of awards in the form of incentive stock options, nonqualified stock options, stock appreciation rights, restricted shares, restricted share units and performance awards to employees, directors, and non-employees.

As of December 31, 2020, 41,500,000 shares of Class A Common Stock are authorized for issuance pursuant to awards under the 2020 Plan, plus any shares of Class A Common Stock subject to stock options, restricted stock units or other awards that were assumed in the Business Combination and terminate as a result of being unexercised or are forfeited or repurchased by the Company, with the maximum number of shares to be added to the 2020 Plan equal to 69,846,580 shares of Class A Common Stock. As of December 31, 2020, 59,625,395 shares of Class A Common Stock are available for future issuance under the 2020 Plan.

Options may be granted at a price per share not less than 100% of the fair market value at the date of grant. If the option is granted to a 10% stockholder, then the purchase or exercise price per share shall not be less than 110% of the fair market value per share of the common stock on the grant date. Options granted generally vest over a period of four years and have ten-year contractual terms.

Stock Options

Stock option activity under the Plans are as follows:

	Number of Shares Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term (Years)	Intrinsic value (in thousands)
Balance at December 31, 2018 (as previously reported)	11,112,466	$4.15	6.44
Conversion of awards due to recapitalization	33,578,834	(3.12)

Balance at December 31, 2018, effect of reverse acquisition	44,691,300	1.03	6.44
Granted	11,955,658	2.38
Cancelled and forfeited	(571,664)	1.43
Exercised	(618,404)	0.64

Balance at December 31, 2019	55,456,890	$1.32	6.32
Granted	3,866,992	5.08
Cancelled and forfeited	(3,361,530)	0.85
Exercised	(646,016)	0.93

Balance at December 31, 2020	55,316,336	$1.62	5.77	$4,582,001

Vested and exercisable —December 31, 2020	41,944,514	$1.17	4.88	$3,493,198

There were 646,016 options exercised during the year ended December 31, 2020 at the aggregate intrinsic value of $3.5 million.

Options with a fair value of $9.1 million and $6.8 million vested in 2020 and 2019, respectively.

Additional information regarding options outstanding at December 31, 2020, is as follows:

Range of Exercise Price per Share	Number of Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life (Years)
$0.11 - $0.64	10,380,188	$0.40	1.56
$1.05 - $1.35	28,295,781	1.25	5.57
$2.38	13,953,743	2.38	8.56
$6.23	2,686,624	6.23	9.68

	55,316,336	$1.62	5.77

Stock-based compensation expense is based on the grant-date fair value. The Company recognizes compensation expense for all stock-based awards on a straight-line basis over the requisite service period of the awards, which is generally the option vesting term of four years.

As of December 31, 2020, the Company had stock-based compensation of $22.0 million related to unvested stock options not yet recognized that are expected to be recognized over an estimated weighted average period of 3.1 years.

The following weighted average assumptions were used as inputs to the Black-Scholes OPM in determining the estimated grant-date fair value of the Company’s stock options to employees:

	Year Ended December 31,
	2020	2019
Volatility	70.00%	70.00%
Risk-free interest rate	0.39%	1.92%
Expected term (in years)	6.08	6.02
Expected dividend	—	—
Weighted average fair value at grant date	$2.67	$1.50

Restricted Stock Units

Restricted stock unit activity under the Plans are as follows:

	Number of Restricted Stock Units	Weighted Average grant date fair value
Balance at December 31, 2019	—	$—
Granted	13,913,076	8.94

Balance at December 31, 2020	13,913,076	$8.94

Vested—December 31, 2020	—

As of December 31, 2020, unrecognized compensation costs related to Restricted Stock Units granted were $116.8 million and are expected to be recognized over a weighted average period of 3.5 years.

Total stock-based compensation expense recognized in the accompanying Consolidated Statements of Operations and Comprehensive Loss for all equity awards is as follows (amounts in thousands):

	Year Ended December 31,
	2020	2019
Research and development	$9,889	$4,115
General and administrative	7,135	2,696

Total stock-based compensation expense	$17,024	$6,811